Derivative Liability (Details) $ in Thousands						12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares	Oct. 19, 2021 CAD ($)	May 09, 2021 CAD ($)	Jan. 06, 2021 $ / shares shares	Jan. 06, 2020 CAD ($) shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares	Jan. 05, 2022	Nov. 01, 2021	Dec. 08, 2020 CAD ($)	Oct. 31, 2019 $ / shares
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition								100.00%
Unrealized gains (losses) on change in fair value of derivatives						$ (6,989)	$ (459)
Warrants issued | shares						58,823,529
Number of common shares for each warrant | shares				15
Warrants exercise price | $ / shares	$ 2.5995					$ 2.5995	$ 0.4159				$ 0.6083
Derivative financial liabilities held for hedging	$ 1,693					$ 1,693	$ 266
Secured Convertible Debenture
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal amount of loan					$ 10
Secured Convertible Debenture | Risk Adjusted discount rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrant, measurement input									22
Senior secured, non-revolving term credit facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal amount of loan					$ 10,000					$ 1,000
Number of warrants issuable | shares				1	1
Warrants issued | shares				58,823,529
Number of common shares for each warrant | shares				0.17
Warrants exercise price | $ / shares				$ 3.83
Warrants term				2 years
Derivative financial liabilities held for hedging	1,693					1,693	$ 266
Senior secured, non-revolving term credit facility | Share price
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrant, measurement input | $ / shares				6.72
Senior secured, non-revolving term credit facility | Expected term
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants term				1 year 2 months 1 day
Senior secured, non-revolving term credit facility | Volatility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrant, measurement input				70
Senior secured, non-revolving term credit facility | Risk free interest rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrant, measurement input | $ / shares				3.83
Senior secured, non-revolving term credit facility | Risk Adjusted discount rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrant, measurement input				0.1						18
Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8,786					8,786
Unrealized gains (losses) on change in fair value of derivatives						$ (578)
Fab Nutrition, LLC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition			80.00%
Remaining percentage of the outstanding shares acquired			20.00%
Fab Nutrition, LLC | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities			$ 3,722
Unrealized gains (losses) on change in fair value of derivatives	1,084
Blessed CBD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Percentage of acquisition		80.00%
Remaining percentage of the outstanding shares acquired		20.00%
Blessed CBD | Put option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		$ 4,323
Risk free interest rate		7.50%
Unrealized gains (losses) on change in fair value of derivatives	$ 9